Derivative Financial Instruments and Hedge Accounting - Additional Information (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Interest rate swap contracts to fix debt amount	£ 361
Interest rate swap contracts to fix debt outstanding amount	256
Contracts to fix debt amount, net	£ 617
Outstanding contracts rate	1.39
Outstanding contracts average rate	0.79
Mark-to-market value of rate derivatives	£ 8	£ 0
Hedging gains/(losses) recognised in OCI	£ 15
Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Fair value hedge ratio	1.00
US Dollars [member]
Disclosure of detailed information about financial instruments [line items]
Mark-to-market value of rate derivatives	£ (185)	(869)
Sterling [member]
Disclosure of detailed information about financial instruments [line items]
Mark-to-market value of rate derivatives	(215)	12
Euro [member]
Disclosure of detailed information about financial instruments [line items]
Mark-to-market value of rate derivatives	£ 432	£ 857
Euro 2025 senior notes [member] | Libor [member]
Disclosure of detailed information about financial instruments [line items]
Marginal interest rate on reference rate	0.81%
Euro 2021 senior notes [member] | Libor [member]
Disclosure of detailed information about financial instruments [line items]
Marginal interest rate on reference rate	1.36%
Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate	2.20%
Bottom of range [member] | Euro 2025 senior notes [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate	1.375%
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate	3.80%
Top of range [member] | Euro 2021 senior notes [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate	1.875%